Offerings	Jun. 30, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Debt
Security Class Title	4.250% Senior Notes due 2031
Amount Registered | shares	600,000,000
Maximum Aggregate Offering Price	$ 600,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 82,860.00
Rule 457(f)	true
Amount of Securities Received | shares	600,000,000
Value of Securities Received, Per Share	1.00
Value of Securities Received	$ 600,000,000.00
Fee Note MAOP	$ 600,000,000.00
Offering Note	1(a). Represents the aggregate principal amount of each series of notes to be offered in the exchange offers to which the registration statement relates. 1(b). Calculated in accordance with Rule 457(f) of the Securities Act of 1933, as amended. 1(c). Represents the maximum aggregate offering price of all notes to be offered in the exchange offers to which the registration statement relates.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Debt
Security Class Title	4.800% Senior Notes due 2035
Amount Registered | shares	400,000,000
Maximum Aggregate Offering Price	$ 400,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 55,240.00
Rule 457(f)	true
Amount of Securities Received | shares	400,000,000
Value of Securities Received, Per Share	1.00
Value of Securities Received	$ 400,000,000.00
Fee Note MAOP	$ 400,000,000.00
Offering Note	See Offering Note 1
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantee of 4.250% Senior Notes due 2031
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	3(a). No separate consideration will be received for the guarantees. Standard & Poor's Financial Services LLC will guarantee the notes being registered. 3(b). Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no additional registration fee is due for the guarantees. 3(c). Represents the maximum aggregate offering price of all notes to be offered in the exchange offers to which the registration statement relates.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantee of 4.800% Senior Notes due 2035
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Note 3